SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			38 Months Ended
	Oct. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Oct. 11, 2020	Nov. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted		$ 35.94	$ 15.46	$ 8.18
Share repurchase program						$ 20,000	$ 25,000
Ordinary share repurchased, shares	170,910				556,603
Ordinary share repurchased	$ 10,000				$ 14,509
Total intrinsic value of options outstanding		$ 58,835	$ 38,514		58,835
Total intrinsic value of options exercisable at year-end		41,117	24,428		41,117
Total intrinsic value of options exercised		$ 18,571	$ 10,463	$ 4,570
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation cost related to non-vested employee options		$ 610			610
Unrecognized compensation cost, recognition period		4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options contractual term		10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Unrecognized compensation cost related to unvested restricted shares		$ 21,231			$ 21,231
Total intrinsic value of RSU's vested		$ 17,341	$ 6,344	$ 3,513
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%